Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30,	December 31,
	2024	2023
	(Unaudited)
Work in progress	$218	$173
Finished goods	221	541
Total inventories	$439	$714